Unrealized Gains Losses on Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gain (loss) on cash flow hedges and other			$ (1)	$ (16)	$ (49)
Gain (loss) on cash flow hedges reclassified into income			14	34	85
Less: income tax benefit (expense)			(3)	(9)	(12)
Unrealized gain (loss) on derivative instruments, net of tax	2	3	10	9	24
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Unrealized gain (loss) on cash flow hedges and other	1
Gain (loss) on cash flow hedges reclassified into income	2	4
Less: income tax benefit (expense)	(1)	(1)
Unrealized gain (loss) on derivative instruments, net of tax	2	3
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Interest Rate Contract
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on cash flow hedges reclassified into income	3	4
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges | Currency Forward Contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (loss) on cash flow hedges reclassified into income	$ (1)